Loss on Disposal of Assets (Detail Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Proceeds from Sale of Long-term Investments				$ 6,500,000
Goodwill impairment loss		$ 21,418,546	$ 21,418,546	36,732,000
Caliva And OGE [Member]
Loss on disposal of business				8,516
Gain on disposal of business net Of deferred tax recovery				$ 70,230
Percentage of shares of subsidiary sold				100.00%
Proceeds from sale of assets				$ 250,000
Deferred tax assets gain on sale of business				61,714
Non THC Business [Member]
Goodwill impairment loss	$ 5,555,437
Loss On Disposal Of Business Net Of Deferred Tax Recovery				733,858
Disposal group, including discontinued operation, consideration				7,363,733
Loss on disposal of business				2,070,689
Proceeds from divestiture of businesses				4,318,537
Disposal group Including discontinued operation consideration promissory note				885,722
Deferred tax assets loss on sale of business				1,336,831
Disposal group Including discontinued operation considerationshares in Arcadia Wellness LLC				$ 2,159,514